NET INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2013
NET INCOME PER SHARE
Schedule of components of basic and diluted net income per share

	For the year ended December 31,
	2011		2012		2013
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	RUR	RUR	RUR	RUR	RUR	$	RUR	$
Net income, allocated for basic	1,785	3,988	4,564	3,659	9,674	295.6	3,800	116.1
Reallocation of net income as a result of conversion of Class B to Class A shares	3,988	—	3,659	—	3,800	116.1	—	—
Reallocation of net income to Class B shares	—	(18)	—	22	—	—	37	1.1

Net income, allocated for diluted	5,773	3,970	8,223	3,681	13,474	411.7	3,837	117.2
Weighted average ordinary shares outstanding—basic	97,579,615	217,962,024	181,039,148	145,171,800	234,522,372	234,522,372	92,135,406	92,135,406
Dilutive effect of:
Conversion of Class B to Class A shares	217,962,024	—	145,171,800	—	92,135,406	92,135,406	—	—
Ordinary Share-Based Awards	12,613,448	7,683,679	9,479,648	5,129,207	7,913,434	7,913,434	3,138,966	3,138,966

Weighted average ordinary shares outstanding—diluted	328,155,087	225,645,703	335,690,596	150,301,007	334,571,212	334,571,212	95,274,372	95,274,372

Net income per share attributable to ordinary shareholders:
Basic	18.30	18.30	25.21	25.21	41.25	1.26	41.25	1.26

Diluted	17.59	17.59	24.50	24.50	40.27	1.23	40.27	1.23